NOTICE OF SUBSTITUTION

                              Dated August 4, 2008
                 Allianz Life Insurance Company of North America
                       Allianz Life Insurance of New York
                    Allianz Life Variable Account A, B and C

Effective approximately September 19, 2008, subject to regulatory approval, shares of the following VIT Funds will be substituted for all shares of the following AZL Funds owned through variable insurance products issued by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York (known collectively as "Allianz Life Insurance Company"). You will receive a confirmation in connection with any substitution of shares. Listed below are the affected funds:

----------------------------------------------- ---------- --------------------------------------- ------------
AZL Replacement Fund                            Share      VIT Replaced Fund                       Share
(Subadviser)                                    Class(es)  (Adviser/Subadviser)                    Class(es)
----------------------------------------------- ---------- --------------------------------------- ------------
----------------------------------------------- ---------- --------------------------------------- ------------

AZL Jennison 20/20 Focus Fund                   Class 2    Jennison 20/20 Focus Portfolio          Class 2
(Jennison Associates LLC)                                  (Prudential Investments LLC/Jennison
                                                           Associates LLC)
----------------------------------------------- ---------- --------------------------------------- ------------
----------------------------------------------- ---------- --------------------------------------- ------------

AZL S&P 500 Index Fund                          Class 1    Dreyfus Stock Index Fund, Inc.          Initial
(The Dreyfus Corporation)                       Class 2    (The Dreyfus Corporation)               Service
----------------------------------------------- ---------- --------------------------------------- ------------
----------------------------------------------- ---------- --------------------------------------- ------------

AZL Small Cap Stock Index Fund,                 Class 2    Dreyfus Investment Portfolios Small     Service
(The Dreyfus Corporation)                                  Cap Stock Index Portfolio
                                                           (The Dreyfus Corporation)
----------------------------------------------- ---------- --------------------------------------- ------------
----------------------------------------------- ---------- --------------------------------------- ------------

AZL Schroder Emerging Markets Equity Fund       Class 1    Templeton Developing Markets            Class 1
(Allianz Investment Management LLC/Schroder     Class 2    Securities Fund                         Class 2
Investment Management North America Inc.)                  (Templeton Asset Management Ltd.)
----------------------------------------------- ---------- --------------------------------------- ------------


If you wish, from the date of this Notice to the date of the Substitution, you can make one transfer of Contract value attributable to each AZL Replacement Fund in your current investment options and into any other Investment Option(s) available under your Contract, without any limitation or charge on transfers. In addition, if you do not exercise this free transfer right prior to the Substitution, for 30 days after the Substitution, you will be permitted a free transfer right out of each VIT Replaced Fund in your investment options. In exercising your free transfer right, if you choose, you can divide the applicable Account Value, transferring part to one Investment Option and part to other Investment Options, subject to any Contract limitations on minimum investment in a particular Investment Option. Your free transfer will not count as one of the limited number of transfers permitted in a year free of charge, and Allianz Life Insurance Company will not impose any additional transfer restrictions on this transfer.

If you do not choose to transfer the Contract Value attributable to a VIT Replaced Fund to another Investment Option(s) prior to the date of the Substitution, that amount will be automatically transferred to the corresponding AZL Replacement Fund. This automatic transfer will not count toward the number of free transfers available under your Contract, and you will not be assessed a transfer fee for this automatic transfer.

Allianz Life Insurance Company will send you a Notice within five days after the Substitutions have taken place. You will have an additional 30 days from the date of the Substitution in which to make a free transfer from a VIT Replaced Fund, if you have not already exercised your right to make one free transfer. After the 30-day period following the Substitutions, any transfers will be subject to any applicable limitations or charges described in the Contract's prospectus.

For your convenience, we enclose with this Notice summary information regarding the Investment Options available under your contract. You can obtain a prospectus for any AZL Replacement Fund, or for any of the other Investment Options available under your Contract, free of charge, by calling our Service Center toll-free at 800-624-0197.

Attached to this notice is a transfer form. Please fill out the form if you would like to make a transfer from any of the effected VIT Replaced Funds, and mail it to the Allianz Life Insurance Company at the address on the form.

Should you have any questions, please feel free to call our Service Center toll-free at 800-624-0197.